Dividends - Additional Information (Detail) (USD $)	0 Months Ended			12 Months Ended
	Jun. 28, 2013	May 28, 2013	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Equity [Line Items]
Dividend paid	$ 195,900,000	$ 342,800,000	$ 200,000,000
Cash paid to stock option holders				11,300,000	700,000
CommScope Holding Company, Inc. [Member]
Equity [Line Items]
Dividend paid				538,705,000	200,000,000
Successor Company [Member]
Equity [Line Items]
Cash paid to stock option holders				11,295,000	732,000
Successor Company [Member] | Senior PIK Toggle Notes [Member]
Equity [Line Items]
Distribution paid by subsidiary to parent company				$ 18,500,000